CONDENSED STATEMENTS OF CASH FLOWS (June 30, 2011) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (466,237)	$ (346,633)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depletion of oil and gas properties	104,530	0
Depreciation and amortization	6,082	619
Accretion of discount on asset retirement obligations	266	0
Loss on disposal of equipment	1,061	0
Loss on sale of debt securities	0	8,363
Common stock warrants granted	18,506	0
Common stock warrants granted, related parties	3,266	0
Common stock options granted, related parties	312,262	58,425
Decrease (increase) in assets:
Accounts receivable	(242,611)	(5,841)
Prepaid expenses	(159,019)	0
Contingent consideration receivable	85,343	100,210
Increase (decrease) in liabilities:
Accounts payable	(76,732)	139,760
Accounts payable, related parties	145,939	0
Accrued expenses	(47,267)	13,304
Royalties payable	(4,319)	(8,254)
Deferred tax liability	(332,200)	0
Net cash used in operating activities	(651,130)	(40,047)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in spin-off from Ante4, Inc.	0	258,712
Proceeds from sale of short term investments	0	1,300,000
Purchases and increases in oil and gas properties	(5,665,533)	0
Purchases of other property and equipment	(40,533)	0
Net cash provided by (used in) investing activities	(5,706,066)	1,558,712
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on line of credit	0	(1,303,933)
Proceeds from the exercise of common stock options	15,600	0
Net cash provided by (used in) financing activities	15,600	(1,303,933)
NET CHANGE IN CASH	(6,341,596)	214,732
CASH AT BEGINNING OF PERIOD	8,577,610	0
CASH AT END OF PERIOD	2,236,014	214,732
SUPPLEMENTAL INFORMATION:
Interest paid	3,718	0
Income taxes paid	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of oil and gas properties paid subsequent to period-end	3,697,835	0
Purchase of oil and gas properties through issuance of common stock	4,940,269	0
Capitalized asset retirement obligations	$ 3,074	$ 0